Annual Fund Operating Expenses - A C I Shares - JPMorgan Diversified Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.48%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.45%
Service Fees	0.25%
Remainder of Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers and/or Expense Reimbursements	(0.29%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.96%	[1]
Class C
Operating Expenses:
Management Fees	0.48%
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.41%
Service Fees	0.25%
Remainder of Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.71%
Fee Waivers and/or Expense Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.46%	[1]
Class I
Operating Expenses:
Management Fees	0.48%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.41%
Service Fees	0.25%
Remainder of Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers and/or Expense Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.71%	[1]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.96%, 1.46% and 0.71% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.